UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Enhanced Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 10/31/2017

Item 1 – Report to Stockholders

OCTOBER 31, 2017

ANNUAL REPORT

Managed Account Series

➢	BlackRock GA Disciplined Volatility Equity Fund
➢	BlackRock GA Enhanced Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended October 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big political surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. In contrast, closely watched elections in France, the Netherlands, and Australia countered the isolationist and nationalist political developments in the U.K. and the United States.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and further interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of debt issued by their respective governments, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2.0%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are significant concerns, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

High valuations across most assets have laid the groundwork for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017, particularly in emerging markets. In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.10%	23.63%
U.S. small cap equities (Russell 2000® Index)	8.01	27.85
International equities (MSCI Europe, Australasia, Far East Index)	10.74	23.44
Emerging market equities (MSCI Emerging Markets Index)	16.14	26.45
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.49	0.72
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.15	(2.98)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.58	0.90
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.22	1.80
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.44	8.92
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of October 31, 2017	BlackRock GA Disciplined Volatility Equity Fund

Investment Objective

BlackRock GA Disciplined Volatility Equity Fund’s (the “Fund”) investment objective is to seek to provide risk-adjusted total return.

Expense Example

	Actual			Hypothetical (c)
	Beginning Account Value (06/01/17) (a)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Beginning Account Value (06/01/17) (a)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Annualized Expense Ratio
GA Disciplined Volatility Equity	$1,000.00	$1,030.00	$2.11	$1,000.00	$1,018.69	$2.10	0.50%

(a)	Commencement of Operations
(b)	For shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period from June 1, 2017, the commencement of operations, to October 31, 2017).
(c)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Percent of Net Assets
NextEra Energy, Inc.	4%
East Japan Railway Co.	4
Danone SA	3
UnitedHealth Group, Inc.	3
DowDuPont, Inc.	3
Tokyo Gas Co. Ltd.	3
HCA Healthcare, Inc.	3
Innogy SE	3
Sun Hung Kai Properties Ltd.	3
Cellnex Telecom SAU	2

GEOGRAPHIC ALLOCATION

Percent of Net Assets
United States	45%
Japan	14
France	9
United Kingdom	5
Italy	4
Germany	4
Taiwan	4
Hong Kong	3
Spain	2
Switzerland	2
India	2
Singapore	1
Sweden	1
Portugal	1
South Korea	1
Indonesia	1
Other(a)	—
Other Assets Less Liabilities	1

(a)	Other includes a 1% or less investment in each of the following countries:
Ireland and the Netherlands.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2017	BlackRock GA Enhanced Equity Fund

Investment Objective

BlackRock GA Enhanced Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Expense Example

	Actual			Hypothetical (c)
	Beginning Account Value (06/01/17) (a)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Beginning Account Value (06/01/17) (a)	Ending Account Value (10/31/17)	Expenses Paid During the Period (b)	Annualized Expense Ratio
GA Enhanced Equity	$1,000.00	$1,097.00	$2.18	$1,000.00	$1,018.69	$2.10	0.50%

(a)	Commencement of Operations
(b)	For shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period from June 1, 2017, the commencement of operations, to October 31, 2017).
(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Percent of Net Assets
Microsoft Corp.	4%
Air Products & Chemicals, Inc.	4
Bridgestone Corp.	3
Koninklijke Philips NV	3
Morgan Stanley	3
Bayer AG, Registered Shares	3
UBS Group AG, Registered Shares	3
Marathon Petroleum Corp.	3
Suzuki Motor Corp.	2
Alibaba Group Holding Ltd. — ADR	2

GEOGRAPHIC ALLOCATION

Percent of Net Assets
United States	49%
Japan	17
Netherlands	6
France	5
Germany	4
United Kingdom	4
Switzerland	3
China	2
United Arab Emirates	2
Canada	1
Belgium	1
Sweden	1
Finland	1
Italy	1
South Korea	1
Brazil	1
Other Assets Less Liabilities	1

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

FUND SUMMARY	5

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, waived a portion of the Funds’ expenses. Without such waiver, the Funds’ performance would have been lower. The Manager is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 5 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on June 1, 2017 (commencement of operations) and held through October 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

France — 8.9%
Danone SA	2,128	$173,924
Dassault Aviation SA	34	53,013
Sanofi	546	51,699
Sodexo SA	416	52,925
Unibail-Rodamco SE	252	63,077
Vinci SA	678	66,429

		461,067
Germany — 3.8%
Innogy SE(a)	2,881	133,983
Vonovia SE	1,394	61,578

		195,561
Hong Kong — 2.5%
Sun Hung Kai Properties Ltd.	8,000	130,875

India — 1.7%
Infosys Ltd. — ADR	5,912	87,793

Indonesia — 0.6%
Siloam International Hospitals Tbk PT(b)	39,976	28,743

Ireland — 0.3%
Medtronic PLC	182	14,655

Italy — 3.9%
Ei Towers SpA	842	49,236
Enel SpA	9,099	56,429
Luxottica Group SpA	796	45,656
RAI Way SpA(a)	6,777	41,089
Snam SpA	1,582	8,078

		200,488
Japan — 14.6%
Ajinomoto Co., Inc.	3,500	70,408
Astellas Pharma, Inc.	4,700	62,552
East Japan Railway Co.	2,000	193,959
Japan Airlines Co. Ltd.	1,600	54,764
KDDI Corp.	800	21,314
Kyushu Railway Co.	1,500	47,943
Nippon Telegraph & Telephone Corp.	400	19,339
Otsuka Holdings Co. Ltd.	300	12,532
Seven & i Holdings Co. Ltd.	200	8,061
Tokyo Gas Co. Ltd.	5,400	134,707
Toray Industries, Inc.	6,300	63,766
West Japan Railway Co.	900	63,464

		752,809
Netherlands — 0.2%
Unilever NV CVA	194	11,269

Portugal — 1.0%
NOS SGPS SA	8,452	50,644

Singapore — 1.2%
CapitaLand Ltd.	23,400	63,016

South Korea — 0.8%
KT&G Corp.	451	42,671

Spain — 2.2%
Cellnex Telecom SAU(a)	4,612	114,479

Sweden — 1.1%
Svenska Handelsbanken AB, Class A	4,003	57,372

Switzerland — 1.7%
Nestle SA, Registered Shares	1,063	89,439

Security	Shares	Value
Taiwan — 3.6%
Chunghwa Telecom Co. Ltd.	18,000	$61,474
Far EasTone Telecommunications Co. Ltd.	25,000	58,700
Taiwan Mobile Co. Ltd.	18,000	64,174

		184,348
United Kingdom — 4.8%
BAE Systems PLC	6,012	47,359
Berkeley Group Holdings PLC	228	11,328
GlaxoSmithKline PLC	2,740	49,176
Meggitt PLC	7,071	48,677
National Grid PLC	467	5,622
Spire Healthcare Group PLC(a)	4,449	17,554
Vodafone Group PLC — ADR	2,383	69,059

		248,775
United States — 45.0%
Aetna, Inc.	212	36,046
Allstate Corp.	789	74,056
American Tower Corp.	75	10,775
Baxter International, Inc.	311	20,050
Berkshire Hathaway, Inc., Class B(b)	96	17,946
Charter Communications, Inc., Class A(b)	171	57,143
Colgate-Palmolive Co.	232	16,344
Comcast Corp., Class A	2,101	75,699
CVS Health Corp.	650	44,545
DowDuPont, Inc.	2,155	155,828
General Electric Co.	3,047	61,428
Gilead Sciences, Inc.	541	40,553
Hartford Financial Services Group, Inc.	272	14,974
HCA Healthcare, Inc.(b)	1,780	134,657
Home Depot, Inc.	473	78,414
Johnson & Johnson	105	14,638
Kansas City Southern	483	50,338
Liberty Broadband Corp., Class A(b)	577	49,743
Lowe’s Cos., Inc.	994	79,470
Marsh & McLennan Cos., Inc.	1,111	89,913
Mohawk Industries, Inc.(b)	258	67,534
Mondelez International, Inc., Class A	420	17,401
NextEra Energy, Inc.	1,353	209,810
O’Reilly Automotive, Inc.(b)	427	90,076
PepsiCo, Inc.	123	13,558
Pfizer, Inc.	2,592	90,876
Schlumberger Ltd.	280	17,920
Sempra Energy	765	89,887
Target Corp.	686	40,501
Thermo Fisher Scientific, Inc.	85	16,476
Travelers Cos., Inc.	144	19,073
UnitedHealth Group, Inc.	818	171,960
Verizon Communications, Inc.	1,602	76,688
Visa, Inc., Class A	893	98,212
Vistra Energy Corp.	1,261	24,514
VMware, Inc., Class A(b)	372	44,525
Williams-Sonoma, Inc.	802	41,383
Zimmer Biomet Holdings, Inc.	545	66,283

		2,319,237

Total Long-Term Investments — 97.9% (Cost — $4,896,667)		5,053,241

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) October 31, 2017	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(c)(d)	83,100	$83,100

Total Short-Term Securities — 1.6% (Cost — $83,100)		83,100

Total Investments — 99.5% (Cost — $4,979,767)		5,136,341
Other Assets Less Liabilities — 0.5%		24,525

Net Assets — 100.0%		$5,160,866

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

(d)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	83,100	83,100	$83,100	$599	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	17,000	USD	22,454	UBS AG	1/22/18	$183
USD	303,119	EUR	258,000	Goldman Sachs International	1/22/18	1,142

						1,325

AUD	42,000	USD	32,262	Goldman Sachs International	1/22/18	(141)
CAD	103,000	USD	80,382	Goldman Sachs International	1/22/18	(474)
USD	229,185	JPY	25,958,000	UBS AG	1/22/18	(70)
USD	80,089	TWD	2,417,000	UBS AG	1/22/18	(499)

						(1,184)

	Net Unrealized Appreciation					$141

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,325	$—	$—	$1,325

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,184	$—	$—	$1,184

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

For the period ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(3,544)	$—	$—	$(3,544)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$141	$—	$—	$141

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$706,252
Average amounts sold — in USD	$228,738

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,325	$1,184

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,325	$1,184

Total derivative assets and liabilities subject to an MNA	$1,325	$1,184

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Goldman Sachs International	$1,142	$(615)	$—	$—	$527
UBS AG	183	(183)	—	—	—

	$1,325	$(798)	$—	$—	$527

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Goldman Sachs International	$615	$(615)	$—	$—	$—
UBS AG	569	(183)	—	—	386

	$1,184	$(798)	$—	$—	$386

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) October 31, 2017	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
France	$—	$461,067	$—	$461,067
Germany	—	195,561	—	195,561
Hong Kong	—	130,875	—	130,875
India	87,793	—	—	87,793
Indonesia	—	28,743	—	28,743
Ireland	14,655	—	—	14,655
Italy	135,982	64,506	—	200,488
Japan	—	752,809	—	752,809
Netherlands	—	11,269	—	11,269
Portugal	50,644	—	—	50,644
Singapore	—	63,016	—	63,016
South Korea	42,671	—	—	42,671
Spain	—	114,479	—	114,479
Sweden	—	57,372	—	57,372
Switzerland	—	89,439	—	89,439
Taiwan	—	184,348	—	184,348
United Kingdom	80,388	168,387	—	248,775
United States	2,319,237	—	—	2,319,237
Short-Term Securities	83,100	—	—	83,100

Total	$2,814,470	$2,321,871	$—	$5,136,341

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$1,325	$—	$1,325
Liabilities:
Forward foreign currency contracts	—	(1,184)	—	(1,184)

Total	$—	$141	$—	$141

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2017	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Belgium — 1.2%
Anheuser-Busch InBev SA	529	$64,867

Brazil — 0.6%
Azul SA — ADR(a)	1,223	30,930

Canada — 1.5%
Encana Corp.	7,196	84,193

China — 2.1%
Alibaba Group Holding Ltd. — ADR(a)	617	114,077

Finland — 0.8%
Nokia OYJ	9,215	45,319

France — 5.5%
AXA SA	1,932	58,324
Cie Generale des Etablissements Michelin	411	59,491
Compagnie de Saint-Gobain	1,045	61,271
Safran SA	590	62,140
TOTAL SA	1,110	61,869

		303,095
Germany — 4.1%
Bayer AG, Registered Shares	1,206	156,875
Deutsche Telekom AG, Registered Shares	3,742	67,758

		224,633
Italy — 0.7%
Telecom Italia SpA(a)	47,626	41,210

Japan — 17.3%
Bridgestone Corp.	3,600	171,973
Denso Corp.	1,100	60,581
Hoya Corp.	500	27,165
Komatsu Ltd.	1,600	52,281
Mitsubishi Electric Corp.	3,700	63,320
Murata Manufacturing Co. Ltd.	300	47,149
Nintendo Co. Ltd.	100	38,796
Nitto Denko Corp.	500	46,494
Rohm Co. Ltd.	500	46,544
Shin-Etsu Chemical Co. Ltd.	600	63,277
Subaru Corp.	1,200	41,459
Sumitomo Mitsui Financial Group, Inc.	1,400	56,088
Suzuki Motor Corp.	2,300	125,979
Tokio Marine Holdings, Inc.	1,300	56,039
Toyota Industries Corp.	900	55,396

		952,541
Netherlands — 5.9%
ABN AMRO Group NV(b)	1,712	52,874
ING Groep NV	3,112	57,508
Koninklijke Philips NV	3,962	161,463
Randstad Holding NV	808	49,710

		321,555
South Korea — 0.7%
Doosan Bobcat, Inc.	1,266	40,936

Sweden — 1.0%
SKF AB, Class B	2,371	55,099

Switzerland — 2.8%
UBS Group AG, Registered Shares(a)	8,921	151,774

United Arab Emirates — 1.8%
NMC Health PLC	2,512	96,524

United Kingdom — 3.7%
BP PLC — ADR	1,261	51,285
HSBC Holdings PLC	4,680	45,701
Royal Dutch Shell PLC — ADR, Class A	796	50,172

Security	Shares	Value
United Kingdom (continued)
Smiths Group PLC	2,585	$53,938

		201,096
United States — 48.9%
Acadia Healthcare Co., Inc.(a)	1,078	33,806
Air Products & Chemicals, Inc.	1,379	219,854
Alphabet, Inc., Class C(a)	71	72,181
Amazon.com, Inc.(a)	58	64,106
Anadarko Petroleum Corp.	2,005	98,987
Axalta Coating Systems Ltd.(a)	1,875	62,344
Bank of America Corp.	2,047	56,067
Citigroup, Inc.	843	61,960
Cloudera, Inc.(a)	1,830	27,688
CommScope Holding Co., Inc.(a)	1,423	45,735
Edgewell Personal Care Co.(a)	886	57,528
Electronic Arts, Inc.(a)	422	50,471
EQT Corp.	534	33,396
Expedia, Inc.	160	19,946
FleetCor Technologies, Inc.(a)	115	19,006
Fortune Brands Home & Security, Inc.	1,079	71,279
Global Payments, Inc.	563	58,524
Goldman Sachs Group, Inc.	226	54,800
International Business Machines Corp.	35	5,392
Liberty Broadband Corp., Class A(a)	81	6,983
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	1,422	59,312
Marathon Oil Corp.	2,225	31,640
Marathon Petroleum Corp.	2,509	149,888
Masco Corp.	1,729	68,849
Mastercard, Inc., Class A	552	82,121
MetLife, Inc.	1,032	55,295
Michael Kors Holdings Ltd.(a)	1,489	72,678
Microsoft Corp.	2,754	229,078
Morgan Stanley	3,208	160,400
NextEra Energy Partners LP	1,075	42,290
Perrigo Co. PLC	391	31,667
Pioneer Natural Resources Co.	245	36,669
Priceline Group, Inc.(a)	12	22,944
Pure Storage, Inc., Class A(a)	1,592	26,157
QUALCOMM, Inc.	2,230	113,752
Ralph Lauren Corp.	361	32,284
Snap, Inc., Class A(a)	1,827	28,026
TripAdvisor, Inc.(a)	707	26,513
United Continental Holdings, Inc.(a)	1,663	97,252
VeriFone Systems, Inc.(a)	1,165	22,228
WestRock Co.	1,112	68,199
Williams Cos., Inc.	3,905	111,291

		2,688,586

Total Long-Term Investments — 98.6% (Cost — $5,028,441)		5,416,435

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(c)(d)	19,712	19,712

Total Short-Term Securities — 0.3% (Cost — $19,712)		19,712

Total Investments — 98.9% (Cost — $5,048,153)		5,436,147
Other Assets Less Liabilities — 1.1%		58,332

Net Assets — 100.0%		$5,494,479

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) October 31, 2017	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

(d)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,712	19,712	$19,712	$565	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	92,000	USD	121,515	UBS AG	1/22/18	$993
USD	215,003	EUR	183,000	Goldman Sachs International	1/22/18	810

						1,803

AUD	43,000	USD	33,030	Goldman Sachs International	1/22/18	(144)
CAD	109,000	USD	85,065	Goldman Sachs International	1/22/18	(502)
USD	361,419	JPY	40,935,000	UBS AG	1/22/18	(111)

						(757)

	Net Unrealized Appreciation					$1,046

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,803	$—	$—	$1,803

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$757	$—	$—	$757

For the period ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$6,349	$—	$—	$6,349

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$1,046	$—	$—	$1,046

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$559,230
Average amounts sold — in USD	$237,940

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,803	$757

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,803	$757

Total derivative assets and liabilities subject to an MNA	$1,803	$757

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Goldman Sachs International	$810	$(646)	$—	$—	$164
UBS AG	993	(111)	—	—	882

	$1,803	$(757)	$—	$—	$1,046

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Goldman Sachs International	$646	$(646)	$—	$—	$—
UBS AG	111	(111)	—	—	—

	$757	$(757)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) October 31, 2017	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$64,867	$—	$64,867
Brazil	30,930	—	—	30,930
Canada	84,193	—	—	84,193
China	114,077	—	—	114,077
Finland	—	45,319	—	45,319
France	—	303,095	—	303,095
Germany	—	224,633	—	224,633
Italy	—	41,210	—	41,210
Japan	—	952,541	—	952,541
Netherlands	—	321,555	—	321,555
South Korea	—	40,936	—	40,936
Sweden	—	55,099	—	55,099
Switzerland	—	151,774	—	151,774
United Arab Emirates	—	96,524	—	96,524
United Kingdom	101,457	99,639	—	201,096
United States	2,688,586	—	—	2,688,586
Short-Term Securities	19,712	—	—	19,712

Total	$3,038,955	$2,397,192	$—	$5,436,147

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$1,803	$—	$1,803
Liabilities:
Forward foreign currency contracts	—	(757)	—	(757)

Total	$—	$1,046	$—	$1,046

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

October 31, 2017

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Enhanced Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$5,053,241	$5,416,435
Investments at value — affiliated(b)	83,100	19,712
Receivables:
Investment adviser	79,069	81,852
Dividends — unaffiliated	10,607	10,966
Investments sold	3,152	32,042
Dividends — affiliated	52	34
Unrealized appreciation on forward foreign currency exchange contracts	1,325	1,803
Deferred offering costs	51,038	51,038
Prepaid expenses	2,312	2,312

Total assets	5,283,896	5,616,194

LIABILITIES
Payables:
Offering costs	62,279	59,580
Officer’s and Trustees fees	1,337	1,336
Other accrued expenses	58,230	60,042
Unrealized depreciation on forward foreign currency exchange contracts	1,184	757

Total liabilities	123,030	121,715

NET ASSETS	$5,160,866	$5,494,479

NET ASSETS CONSIST OF
Paid-in capital(c)(d)	$5,009,651	$5,008,027
Undistributed net investment income	22,401	34,650
Undistributed net realized gain (accumulated net realized loss)	(27,854)	62,873
Net unrealized appreciation (depreciation)	156,668	388,929

NET ASSETS	$5,160,866	$5,494,479

Net asset value per share	$10.30	$10.97

(a) Investments at cost — unaffiliated	$4,896,667	$5,028,441
(b) Investments at cost — affiliated	$83,100	$19,712
(c) Shares outstanding	501,267	501,075
(d) Unlimited number of shares authorized, $0.01 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations

Period June 1, 2017(a) to October 31, 2017

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Enhanced Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$33,733	$29,300
Dividends — affiliated	599	565
Foreign taxes withheld	(1,230)	(1,717)

Total investment income	33,102	28,148

EXPENSES
Professional	60,487	61,405
Organization and offering	46,421	46,421
Printing	12,000	12,000
Investment advisory	8,393	8,655
Custodian	7,650	9,995
Transfer agent	6,573	6,573
Officer and Trustees	2,961	2,961
Registration	276	276
Miscellaneous	5,998	6,000

Total expenses	150,759	154,286
Less:
Fees waived and/or reimbursed by the Manager	(133,696)	(136,895)
Transfer agent fees waived and/or reimbursed	(6,573)	(6,573)

Total expenses after fees waived and/or reimbursed	10,490	10,818

Net investment income	22,612	17,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(27,854)	68,448
Forward foreign currency exchange contracts	(3,544)	6,349
Foreign currency transactions	295	2,345

	(31,103)	77,142

Net change in unrealized appreciation (depreciation) on:
Investments	156,574	387,994
Forward foreign currency exchange contracts	141	1,046
Foreign currency translations	(47)	(111)

	156,668	388,929

Net realized and unrealized gain	125,565	466,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,177	$483,401

(a)	Commencement of operations.

See notes to financial statements.

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Enhanced Equity Fund
	Period 06/01/17 (a) to 10/31/17	Period 06/01/17 (a) to 10/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$22,612	$17,330
Net realized gain (loss)	(31,103)	77,142
Net change in unrealized appreciation (depreciation)	156,668	388,929

Net increase in net assets resulting from operations	148,177	483,401

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,012,689	5,011,078

NET ASSETS
Total increase in net assets	5,160,866	5,494,479
Beginning of period	—	—

End of period	$5,160,866	$5,494,479

Undistributed net investment income, end of period	$22,401	$34,650

(a)	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund
	Period 06/01/17 (a) to 10/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.05
Net realized and unrealized gain	0.25

Net increase (decrease) from investment operations	0.30

Net asset value, end of period	$10.30

Total Return(c)
Based on net asset value	3.00	%(d)

Ratios to Average Net Assets
Total expenses	4.34	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.50	%(e)

Net investment income	1.08	%(e)

Supplemental Data
Net assets, end of period (000)	$5,161

Portfolio turnover rate	55%

(a)	Commencement of operations.
(b)	Based on average Shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Audit, offering and organization costs were not annualized in the calculation of expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.

See notes to financial statements.

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Enhanced Equity Fund
	Period 06/01/17 (a) to 10/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.03
Net realized and unrealized gain	0.94

Net increase (decrease) from investment operations	0.97

Net asset value, end of period	$10.97

Total Return(c)
Based on net asset value	9.70	%(d)

Ratios to Average Net Assets
Total expenses	4.35	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.50	%(e)

Net investment income	0.80	%(e)

Supplemental Data
Net assets, end of period (000)	$5,494

Portfolio turnover rate	70%

(a)	Commencement of operations.
(b)	Based on average Shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Audit, offering and organization costs were not annualized in the calculation of expense ratio. If these expenses were annualized, the total expenses would have been 7.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements

1.	ORGANIZATION:

Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Enhanced Equity Fund	GA Enhanced Equity	Diversified

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each Fund $10,000, which is shown as fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund is charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

dealers or pricing services under policies approved by the Board of Directors of the Funds (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will them it mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Funds’ portfolios and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Funds.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average net assets of each Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38%
$3 Billion — $5 Billion	0.36%
$5 Billion — $10 Billion	0.35%
Greater than $10 Billion	0.34%

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations, as applicable, will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived by the Manager in the Statements of Operations. For the period ended October 31, 2017, the amounts waived were as follows:

GA Disciplined Volatility Equity	$27
GA Enhanced Equity	25

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended October 31, 2017, there were no fees waived by the Manager.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Expense Limitation
GA Disciplined Volatility Equity	0.50%
GA Enhanced Equity	0.50%

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to February 28, 2019, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended October 31, 2017, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed in the Statements of Operations:

GA Disciplined Volatility Equity	$130,242
GA Enhanced Equity	$133,443

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On October 31, 2017, the Funds’ waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring October 31, 2019
GA Disciplined Volatility Equity:
Fund Level	$130,242
GA Enhanced Equity:
Fund Level	$133,443

Interfund Lending: In accordance with an exemptive order (the “Order”) from the Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

6.	PURCHASES AND SALES:

For the period ended October 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
GA Disciplined Volatility Equity	$7,668,134	$2,743,612
GA Enhanced Equity	8,556,058	3,596,066

7.	INCOME TAX INFORMATION:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended October 31, 2017.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (continued)

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, non-deductible expenses and the sale of stock of passive foreign investment companies were reclassified to the following accounts:

	GA Disciplined Volatility Equity	GA Enhanced Equity
Paid-in capital	$(3,038)	$(3,051)
Undistributed net investment income	$(211)	$17,320
Undistributed net realized gain (accumulated net realized loss)	$3,249	$(14,269)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	GA Disciplined Volatility Equity	GA Enhanced Equity
Undistributed ordinary income	$23,049	$130,068
Capital loss carryforwards	(8,361)	—
Net unrealized gains(a)	136,527	356,384

	$151,215	$486,452

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts and the realization for tax purposes of unrealized gain on investments in passive foreign investment companies.

As of October 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	GA Disciplined Volatility Equity	GA Enhanced Equity
No expiration date	$8,361	$—

	$8,361	$—

As of October 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	GA Disciplined Volatility Equity	GA Enhanced Equity
Tax cost	$4,999,260	$5,079,564

Gross unrealized appreciation	251,304	488,945
Gross unrealized depreciation	(114,768)	(132,473)

Net unrealized appreciation	$136,536	$356,472

8.	BANK BORROWINGS:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended October 31, 2017, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS:

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

10.	CAPITAL SHARE TRANSACTIONS:

Transactions in capital shares for each class were as follows:

	Period 06/1/17 (a) to 10/31/17
	Shares	Amount
GA Disciplined Volatility Equity
Shares sold	501,347	$5,013,498
Shares redeemed	(80)	(809)

Net increase	501,267	$5,012,689

GA Enhanced Equity
Shares sold	501,172	$5,012,103
Shares redeemed	(97)	(1,025)

Net increase	501,075	$5,011,078

(a)	Commencement of operations.

As of October 31, 2017, shares of the Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

GA Disciplined Volatility Equity	500,000
GA Enhanced Equity	500,000

11.	SUBSEQUENT EVENTS:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Report of Independent Registered Public Accounting Firm

To the Shareholders of

BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund and Board of Trustees of Managed Account Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund (collectively the “Funds”), each a series of Managed Account Series, as of October 31, 2017, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period June 1, 2017 (commencement of operations) to October 31, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund, each of Managed Account Series, as of October 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the period June 1, 2017 (commencement of operations) to October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2017

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series (the “Trust”) met in person on May 9, 2017 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), as investment advisor to each Fund. The Funds commenced operations in June 2017.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and each Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)(a); (b) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing each Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to each Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to each Fund was consistent with each Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to each Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to each Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning the standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training

(a)	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENTS	27

Disclosure of Investment Advisory Agreement  (continued)

and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to each Fund. The Board noted that BlackRock and its affiliates will provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, the Board noted that BlackRock and its affiliates will provide each Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Funds because the Funds were not yet organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory/Management Fees and the Cost of the Services to be Provided and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s proposed contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered each Fund’s estimated total net expense ratio, as well as the actual management fee rate, to those of other funds in its Broadridge category. The estimated total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional separate accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that each Fund’s contractual management fee rate and actual management fee rate ranked in the first quartile, and that each Fund’s estimated total expense ratio ranked in the first quartile, relative to the Fund’s peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of each Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Fund’s total net operating expenses on a class-by-class basis.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Funds have not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also noted the existence of expense caps and advisory fee breakpoints.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

The Board, including all of the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to each Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Robert M. Hernandez 1944	Chair of the Board and Trustee (Since 2007)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	27 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
James H. Bodurtha 1944	Trustee (Since 2007)	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	27 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2007)	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	27 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee (Since 2007)	Managing General Partner, The Burton Partnership, LP (an investment partnership) from 1979 to 2017; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Burtons Grill (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	27 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eiszenstat 1943	Trustee (Since 2007)	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003.	27 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service); Ferroglobe (metals)
Henry Gabbay 1947	Trustee (Since 2007)	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	27 RICs consisting of 98 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2016)	Senior Lecturer, Harvard Business School since 2008; Executive Vice President, FMR LLC/Fidelity Investments (financial services) from 2007 to 2008, Executive Vice President and General Counsel thereof from 2002 to 2007, Senior Vice President and General Counsel thereof from 1999 to 2002, Vice President and General Counsel thereof from 1997 to 1999, Senior Vice President and Deputy General Counsel thereof in 1997, and Vice President and Corporate Counsel thereof from 1996 to 1997; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	27 RICs consisting of 98 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	27 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John F. O'Brien 1943	Trustee (Since 2007)	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	27 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee (Since 2015)	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	27 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee (Since 2007)	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	27 RICs consisting of 98 Portfolios	None

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Interested Trustees (d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Robert Fairbairn 1965	Trustee (Since 2015)	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	27 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) and President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b)   Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or statute, or until December 31 of the year in which they turn 72.

(c)   Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Fund’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; and Roberta Cooper Ramo, 1999.

(d)   Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex.

TRUSTEE AND OFFICER INFORMATION	31

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b) Officers of the Fund serve at the pleasure of the Board.

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Distributor	Custodian
BlackRock Investments, LLC	Brown Brothers Harriman & Co.
New York, NY 10022	Boston, MA 02109

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02111

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	33

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
TWD	Taiwan Dollar
USD	U.S. Dollar

GLOSSARY OF TERMS USED IN THIS REPORT	35

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MASGA-10/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s (“Investment Adviser” or “BlackRock”) General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez Henry R. Keizer Stuart E. Eizenstat Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock GA Disciplined Volatility Equity Fund	$35,802	N/A	$0	N/A	$20,000	N/A	$0	N/A
BlackRock GA Enhanced Equity Fund Fund	$36,720	N/A	$0	N/A	$20,000	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,129,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Allocation Disciplined Volatility Fund	$20,000	N/A
BlackRock Global Allocation Enhanced Equity Fund	$20,000	N/A

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: January 5, 2018

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: January 5, 2018